SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details)	12 Months Ended
Dec. 31, 2020
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue, performance obligation	3 years
Scheduled service for customers contracts	3 years
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue, performance obligation	10 years
Scheduled service for customers contracts	5 years